Deposits (Schedule Of Maturities Of Time Certificates Of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Deposits [Abstract]
2013	$ 286,161
2014	72,881
2015	20,942
2016	18,278
2017	15,008
Thereafter	198
Total	$ 413,468